INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENT
INVESTMENT

8.INVESTMENTS

Cash equivalents

The Group’s cash equivalents consist of term deposits and debt securities with original maturities of three months or less.

The Group measured the cash equivalents at amortized cost. Interest income of $4,177, $895 and $1,651 were recognized in the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014.

Short-term investments

As of December 31, 2012 and 2013, the Group’s short-term investments consist of trading securities and held-to-maturity securities with maturities of one year or less.

Trading securities

The Group measured the trading securities at fair value based on quoted market prices in an active market. Gains from the trading securities of $nil, $12 and $9 were recognized in the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014, respectively.

Held-to-maturity securities - short-term

The Group measured the held-to-maturity securities at amortized cost. Interest income of $2,074, $5,728 and $4,104 were recognized in the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014, respectively.

Long-term investments

The Group’s long-term investments consist of held-to-maturity securities with maturities of greater than 12 months, available-for-sale securities and equity method investments.

Held-to-maturity securities - long-term

The Group’s long-term held-to-maturity securities consist of debt securities placed with banks with maturities greater than one year, which are stated as amortized cost. Interest income of $nil, $86 and $353 were recognized in the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014. In October 2014, the Group disposed of its long-term held-to-maturity securities, and did not hold any long-term held-to-maturity securities thereafter.

Available-for-sale securities

In July 2012, the Company entered into a preferred share purchase agreement with the shareholders of Firstleap Education (“Firstleap”), a company incorporated in the Cayman Islands that provides English training program to children from 2 to 10 years of age in the PRC. The Company purchased, for a cash consideration of $4,786, 1,272,000 convertible redeemable preferred shares, which represented a 12.72% voting interest in Firstleap.  In December 2012, Firstleap effected a 10 to 1 stock split.

On July 16, 2013, the Company contributed an additional capital of $1,632, for 4,039,610 convertible redeemable preferred shares, and its voting interest in Firstleap increased to 16.11%. In October 2014, a new investor was introduced and the voting interest in Firstleap was diluted to 14.33%. As of December 31, 2013 and 2014, the Company had two seats out of six in the board of directors of Firstleap.

At any time and from time to time on or after January 1, 2017 without consummation of a qualified initial public offering of Firstleap, the Company and other holders of the preferred shares may require Firstleap to redeem the preferred shares. Since the preferred shares are redeemable as the option of their holders, the Company determines that they are debt securities in nature and should be accounted for as available-for-sale securities.

The investment is classified as available-for-sale securities and is measured at fair value as of the balance sheet date. Unrealized holding gains and losses are excluded from earnings and are reported in other comprehensive income until realized. Unrealized holding gains of $339, $93 and $654 were reported in other comprehensive income for the years ended December 31, 2012, 2013 and 2014, respectively.

Fair value information about the investments as of December 31, 2013 and 2014 is as follows:

	As of December 31, 2013
				Unrealized gain
		Gross	Gross	in accumulated
	Amortized	unrecognized	unrecognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value

Cash and cash equivalents:
Cash equivalents
Term deposits	11,827	—	—	—	11,827
Adjustable-rate debt securities	4,326	—	—	—	4,326

	16,153	—	—	—	16,153

Short-term investments:
Trading securities
Adjustable-rate debt securities	1,553	—	—	—	1,553

Held-to-maturity securities
Fixed-rate debt securities	23,958	132	(5)	—	24,085
Adjustable-rate debt securities	33,479	11	—	—	33,490
Term deposits	70,629	—	—	—	70,629

	128,066	143	(5)	—	128,204

	129,619	143	(5)	—	129,757

Long-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	8,347	—	(85)	—	8,262

Available-for-sale securities
Convertible redeemable preferred shares	6,418	—	—	432	6,850

	14,765	—	(85)	432	15,112

	As of December 31, 2014
				Unrealized gain
		Gross	Gross	in accumulated
	Amortized	unrecognized	unrecognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value

Cash and cash equivalents:
Cash equivalents
Term deposits	33,040	—	—	—	33,040

	33,040	—	—	—	33,040
Short-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	56,410	437	—	—	56,847
Term deposits	38,311	—	—	—	38,311

	94,721	437	—	—	95,158
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	6,418	—	—	1,086	7,504
	6,418			1,086	7,504

The fair values of trading securities and available-for-sale securities as measured, and cash equivalents and held-to-maturity securities as disclosed are further discussed in Note 9.

Equity method investment

In July 2014, the Group entered into an equity purchase agreement with the owner of Imagination Education (Beijing) Technology Co., Ltd (“Imagination”), a company established in the PRC that is principally engaged in offers of Scholastic Assessment Test. The Group purchased, for a cash consideration of $1,613, which represented a 25% equity ownership interest in Imagination. The Group has significant influence but does not have control over Imagination. Accordingly the Group recorded its interest in Imagination as an equity method investment. The Group recorded its shares of the loss of $107 for the year ended December 31, 2014.